Trade Receivables, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade Receivables, Net
10.	TRADE RECEIVABLES, NET

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$77,055,280	$91,304,934	$3,251,600
Less: Allowance for impairment loss	136,497	97,358	3,467
	76,918,783	91,207,576	3,248,133
At FVTOCI	2,029,690	626,413	22,308

	$78,948,473	$91,833,989	$3,270,441

a.	Trade receivables

1)	At amortized cost

The Group’s average credit terms granted to the customers were 30 to 90 days. The Group evaluates the risk and probability of credit loss of trade receivables by reference to the Group’s past experiences, financial condition of each customer, impact of COVID-19, as well as competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced.

The Group measures the loss allowance for trade receivables at an amount equal to lifetime ECLs. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date. As the Group’s historical credit loss experience shows significantly different loss patterns for different customer segments, the provision matrix for expected credit loss allowance based on trade receivables due status is further distinguished according to the Group’s different customer base.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.

The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$70,042,018	$6,111,309	$695,384	$153,458	$53,111	$77,055,280
Loss allowance (Lifetime ECLs)	(12,379)	(841)	(26,587)	(53,629)	(43,061)	(136,497)

	$70,029,639	$6,110,468	$668,797	$99,829	$10,050	$76,918,783
December 31, 2020

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$86,820,792	$3,823,249	$557,487	$92,873	$10,533	$91,304,934
Loss allowance (Lifetime ECLs)	(18,911)	(2,053)	(20,629)	(45,232)	(10,533)	(97,358)

	$86,801,881	$3,821,196	$536,858	$47,641	$-	$91,207,576

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$3,091,908	$136,156	$19,854	$3,307	$375	$3,251,600
Loss allowance (Lifetime ECLs)	(673)	(73)	(735)	(1,611)	(375)	(3,467)

	$3,091,235	$136,083	$19,119	$1,696	$-	$3,248,133

The movements of the loss allowance of trade receivables for the years ended were as follows:

	December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$64,901	$155,389	$136,497	$4,861
Net remeasurement of loss allowance	150,128	(38,277)	(55,742)	(1,985)
Reclassification	-	(5,877)	(6,970)	(248)
Acquisition through business combinations	3,482	25,553	32,460	1,156
Amounts written off	(60,109)	-	(3,944)	(141)
Effects of foreign currency exchange differences	(3,013)	(291)	(4,943)	(176)

Balance at December 31	$155,389	$136,497	$97,358	$3,467

2)	At FVTOCI

For the trade receivables due from certain customers, the Group decides whether or not to factor these trade receivables to banks without recourse based on the Group’s demand of working capital. These trade receivables are classified as at FVTOCI because they are held within a business model whose objective is achieved by both the collecting of contractual cash flows and the selling of financial assets.

The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	-	0%	1%	-

Gross carrying amount	$2,029,324	$-	$207	$160	$-	$2,029,691
Loss allowance (Lifetime ECLs)	-	-	-	(1)	-	(1)

	$2,029,324	$-	$207	$159	$-	$2,029,690

December 31, 2020

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	-	-

Gross carrying amount	$613,968	$9,874	$2,571	$-	$-	$626,413
Loss allowance (Lifetime ECLs)	-	-	-	-	-	-

	$613,968	$9,874	$2,571	$-	$-	$626,413

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	-	-

Gross carrying amount	$21,864	$352	$92	$-	$-	$22,308
Loss allowance (Lifetime ECLs)	-	-	-	-	-	-

	$21,864	$352	$92	$-	$-	$22,308

3)	At FVTPL

Some of the Group’s subsidiaries sell all of their trade receivables to banks without recourse. The sale will result in the derecognition of these trade receivables because the Group’s subsidiaries will transfer substantially all risks and rewards to banks. These trade receivables are measured at FVTPL because the objective of the subsidiary’ business model is neither the collecting of contractual cash flows nor the collecting of contractual cash flows and the selling of financial assets. As of December 31, 2020, the trade receivables at FVTPL were all factored to banks without recourse.

b.	Transfers of financial assets

The followings were the Group’s outstanding trade receivables transferred but not yet due were as follows:

Counterparties	Receivables Factoring Proceeds		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Interest Rates on Advances Received

December 31, 2019

First Commercial Bank	NT$	7,567	NT$	-	NT$	-	NT$	7,567	2.2%

December 31, 2020

BNP Paribas	EUR	16,691	EUR	15,315	EUR	14,481	EUR	1,376	0.80%
HSBC	EUR	6,773	EUR	6,456	EUR	5,779	EUR	317	1.45%
Citibank Taiwan Ltd.	US$	94,471	US$	-	US$	-	US$	94,471	0.84%-0.95%
Standard Chartered Bank	US$	53,800	US$	-	US$	-	US$	53,800	0.91%
First Commercial Bank	NT$	6,879	NT$	-	NT$	-	NT$	6,879	1.95%

Pursuant to the factoring agreements, losses from commercial disputes (such as sales returns and discounts) are borne by the Group, while losses from credit risk are borne by banks. As of December 31, 2020, the Group issued promissory notes with aggregate amounts of US$2,000 thousand to Citibank Taiwan Ltd. to compensate losses from commercial disputes. In 2020, the Group did not have material commercial dispute in the past and expected to have no material commercial dispute in the foreseeable future.